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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:   811-10223

ING Senior Income Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value

SENIOR LOANS* : 108.6%

Aerospace & Defense: 2.2%

			Avio Group	NR	NR
EUR	708,333		Term Loan, 6.032%, maturing December 13, 2014			$968,478
EUR	708,333		Term Loan, 6.407%, maturing December 13, 2015			972,895
	$590,346		Term Loan, 7.715%, maturing December 13, 2014			598,217
	590,346		Term Loan, 8.091%, maturing December 13, 2015			601,169
			Delta Air Lines, Inc.	Ba2	B+
	3,000,000	(3)	Term Loan, maturing April 30, 2012			3,015,000
			Delta Air Lines, Inc.	B2	B-
	3,000,000		Term Loan, 8.605%, maturing April 30, 2012			3,042,000
			Dyncorp International, LLC	Ba2	BB-
	2,429,252		Term Loan, 7.625%, maturing February 11, 2011			2,451,521
			Forgings International, Ltd.	NR	NR
	1,362,698		Term Loan, 7.570%, maturing August 11, 2014			1,379,853
	1,369,696		Term Loan, 7.820%, maturing August 11, 2015			1,392,810
GBP	239,387		Term Loan, 7.906%, maturing August 11, 2014			479,868
GBP	241,073		Term Loan, 8.156%, maturing August 11, 2015			485,293
			Hawker Beechcraft Acquisition Company, LLC	Ba3	BB-
	$825,574		Term Loan, 7.250%, maturing March 26, 2014			830,513
	7,867,073		Term Loan, 7.320%, maturing March 26, 2014			7,914,142
			Hexcel Corporation	Ba1	BB
	985,259		Term Loan, 7.108%, maturing March 01, 2012			988,953
			K&F Industries, Inc.	Ba3	B+
	3,906,250		Term Loan, 7.320%, maturing November 18, 2012			3,912,965
		(3)	McKechnie Aerospace DE, Inc.	Ba3	B+
	1,250,000		Term Loan, maturing May 11, 2014			1,255,862
			Spirit Aerosystems, Inc.	Ba3	BB+
	980,490		Term Loan, 7.105%, maturing December 31, 2011			987,078
			Transdigm, Inc.	Ba3	B+
	3,500,000		Term Loan, 7.348%, maturing June 23, 2013			3,524,500
			United Airlines, Inc.	B1	B+
	3,000,000		Term Loan, 7.375%, maturing February 01, 2014			3,007,269
			US Airways Group, Inc.	B2	B
	8,000,000		Term Loan, 7.850%, maturing March 24, 2014			8,061,248
			Wesco Aircraft Hardware Corporation	B1	B+
	1,486,250		Term Loan, 7.600%, maturing September 29, 2013			1,498,558
			Wyle Holdings, Inc.	NR	B+
	1,750,418		Term Loan, 8.110%, maturing January 28, 2011			1,756,982
						49,125,174
Automobile: 2.1%
		(1)	Federal-Mogul Corporation	NR	BBB+
	1,230,000		Debtor In Possession Revolver, 2.299%, maturing July 01, 2007			1,225,388
			Ford Motor Company	Ba3	B
	4,488,750		Term Loan, 8.360%, maturing December 15, 2013			4,529,853
			The Hertz Corporation	Ba1	BB+
	6,632,202		Term Loan, 7.082%, maturing December 21, 2012			6,688,165
	1,500,000		Term Loan, 7.100%, maturing December 21, 2012			1,512,657
			KAR Holdings, Inc.	Ba3	B
	3,500,000		Term Loan, 7.570%, maturing October 20, 2013			3,527,128
			Navistar International Corporation	NR	NR
	1,200,000		Term Loan, 8.584%, maturing January 19, 2012			1,218,625
			Oshkosh Truck Corporation	Ba3	BB
	20,947,500		Term Loan, 7.350%, maturing December 06, 2013			21,055,505

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value

Automobile (continued)
		SAF-Holland Group GmbH	NR	NR
	1,497,542	Term Loan, 7.725%, maturing January 07, 2015			$1,516,261
	1,370,412	Term Loan, 8.225%, maturing January 07, 2016			1,387,543
		Vanguard Car Rental USA Holdings, Inc.	Ba3	BB
	3,877,500	Term Loan, 8.349%, maturing June 14, 2013			3,913,852
					46,574,977
Beverage, Food & Tobacco: 3.7%
		Advance Food Company	B1	B+
	1,083,333	Term Loan, 7.100%, maturing March 08, 2014			1,087,396
		ARAMARK Corporation	Ba3	B+
	3,990,000	Term Loan, 7.475%, maturing January 26, 2014			4,021,740
	2,436,871	Term Loan, 7.475%, maturing January 26, 2014			2,456,257
	21,660,540	Term Loan, 7.475%, maturing January 26, 2014			21,832,849
		B&G Foods, Inc.	Ba2	B+
	847,826	Term Loan, 7.360%, maturing February 23, 2013			852,331
		Birds Eye Foods, Inc.	B1	B+
	1,000,000	Term Loan, 7.090%, maturing March 22, 2013			1,002,969
		Bolthouse Farms, Inc.	B1	B
	1,945,151	Term Loan, 7.625%, maturing December 16, 2012			1,956,701
		Bumble Bee Foods, LLC	Ba3	B+
	1,800,000	Term Loan, 7.106%, maturing May 02, 2012			1,802,250
		Dean Food Company	Ba3	BB
	933,333	Term Loan, 6.875%, maturing April 02, 2014			936,717
		Gate Gourmet Borrower, LLC	B2	B
	254,521	Term Loan, 8.090%, maturing March 09, 2012			250,703
		Golden State Foods	B1	B+
	4,365,000	Term Loan, 7.105%, maturing February 28, 2011			4,373,184
		Iglo Birds Eye	NR	NR
EUR	380,330	Term Loan, 6.085%, maturing November 30, 2014			519,814
EUR	568,424	Term Loan, 6.085%, maturing November 30, 2014			776,891
EUR	51,247	Term Loan, 6.106%, maturing November 30, 2014			70,041
EUR	380,330	Term Loan, 6.460%, maturing November 30, 2015			519,814
EUR	568,424	Term Loan, 6.460%, maturing November 30, 2015			780,126
EUR	51,247	Term Loan, 6.481%, maturing November 30, 2015			70,333
		Michael Foods	Ba3	B+
	$4,679,744	Term Loan, 7.361%, maturing November 21, 2010			4,717,767
		Nutro Products, Inc.	NR	NR
	2,497,801	Term Loan, 7.349%, maturing April 26, 2013			2,499,362
		Orangina Group	NR	NR
EUR	147,059	Term Loan, 6.307%, maturing December 31, 2013			201,077
EUR	852,941	Term Loan, 6.307%, maturing December 31, 2013			1,165,837
		Pierre Foods	Ba3	B+
	$4,906,869	Term Loan, 7.610%, maturing June 30, 2010			4,932,939
		Pinnacle Foods Holding Corporation	B2	B-
	7,700,000	Term Loan, 8.099%, maturing April 02, 2014			7,766,412
		Reynolds American	Baa2	BBB-
	9,925,000	Term Loan, 7.125%, maturing May 31, 2012			10,012,727
		Sturm Foods, Inc.	B1	B
	3,000,000	Term Loan, 7.938%, maturing January 31, 2014			3,016,251
		United Biscuits	NR	NR
EUR	775,940	Term Loan, 6.395%, maturing December 31, 2014			1,046,560
GBP	1,000,000	Term Loan, 8.228%, maturing December 31, 2014			2,013,232
					80,682,280
Buildings & Real Estate: 2.2%
		Armstrong World Industries, Inc.	Ba2	BB
	$1,391,250	Term Loan, 7.070%, maturing October 02, 2013			1,397,120
		Capital Automotive, L.P.	Ba1	BB+
	16,744,732	Term Loan, 7.070%, maturing December 16, 2010			16,908,378

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value

Buildings & Real Estate (continued)
			Contech Construction Products, Inc.	Ba3	B+
	2,717,153		Term Loan, 7.333%, maturing January 31, 2013			$2,735,833
			Custom Building Products, Inc.	B1	B+
	4,901,962		Term Loan, 7.600%, maturing October 29, 2011			4,912,173
			Frans Bonhomme	NR	NR
EUR	500,000	(3)	Term Loan, maturing January 31, 2015			682,712
EUR	500,000	(3)	Term Loan, maturing January 31, 2016			686,076
			Headwaters Incorporated	Ba2	BB-
	$3,547,856		Term Loan, 7.360%, maturing April 30, 2011			3,557,836
			Hearthstone Housing Partners II, LLC	NR	NR
	5,029,412		Revolver, 5.623%, maturing December 01, 2007			5,004,265
			John Maneely Company	B3	B+
	4,816,799		Term Loan, 8.613%, maturing December 08, 2013			4,815,672
			KCPC Acquisition, Inc.	Ba2	B
	189,655	(3)	Term Loan, maturing May 22, 2014			190,841
	810,345	(3)	Term Loan, maturing May 22, 2014			815,409
			Maguire Properties, Inc.	Ba3	BB-
	985,688		Term Loan, 7.320%, maturing April 24, 2012			991,232
			Nortek, Inc.	Ba2	B
	3,234,692		Term Loan, 7.360%, maturing August 27, 2011			3,246,822
			Shea Capital I, LLC	Ba3	BB-
	995,000		Term Loan, 7.350%, maturing October 27, 2011			978,831
			Tishman Speyer	Ba2	BB-
	2,000,000		Term Loan, 7.070%, maturing December 08, 2012			2,010,416
						48,933,616
Cargo Transport: 1.2%
			Baker Tanks, Inc.	B1	B
	3,500,000		Term Loan, 7.601%, maturing May 01, 2014			3,524,062
			Dockwise Transport N.V.	NR	NR
	1,368,524		Term Loan, 7.695%, maturing April 20, 2015			1,391,333
	1,368,524		Term Loan, 8.195%, maturing April 20, 2016			1,393,613
			Dockwise Transport N.V.	NR	NR
	700,000		Term Loan, 9.820%, maturing October 20, 2016			712,833
			Gainey Corporation	B2	BB-
	1,191,000		Term Loan, 8.097%, maturing April 20, 2012			1,196,211
			Greatwide Logistics Services, Inc.	B1	B-
	3,241,875		Term Loan, 8.850%, maturing December 19, 2013			3,193,247
			Helm Holding Corporation	B2	B+
	976,294		Term Loan, 7.607%, maturing July 08, 2011			979,345
			Horizon Lines, LLC	Ba2	B
	1,932,529		Term Loan, 7.600%, maturing July 07, 2011			1,947,628
			Inmar, Inc.	B1	B
	725,000		Term Loan, 7.820%, maturing April 30, 2013			730,891
			Kenan Advantage Group, Inc.	B3	B+
	987,505		Term Loan, 8.350%, maturing December 16, 2011			994,911
		(1)	Neoplan USA Corporation	NR	NR
	497,738	(2)	Term Loan, 11.008%, maturing June 30, 2006			418,100
			Railamerica Transportation Corp.	NR	NR
	5,100,000		Term Loan, 7.610%, maturing August 14, 2008			5,115,938
			TNT Logistics	B1	B
	723,070		Term Loan, 6.417%, maturing November 04, 2013			730,753
	1,922,813		Term Loan, 7.820%, maturing November 04, 2013			1,937,234
			US Shipping Partners, L.P.	B1	B+
	432,285		Term Loan, 5.409%, maturing March 31, 2012			437,688
	1,985,000		Term Loan, 8.850%, maturing March 31, 2012			2,009,813
						26,713,600

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value

Cellular: 1.5%
		American Cellular Corporation	B1	B-
	6,200,000	Term Loan, 7.320%, maturing March 15, 2014			$6,241,850
		Centennial Communications Corp.	Ba2	B
	15,581,024	Term Loan, 7.351%, maturing February 09, 2011			15,718,979
		Cricket Communications, Inc.	Ba3	B
	5,955,000	Term Loan, 7.600%, maturing June 16, 2013			6,014,550
		NTELOS, Inc.	Ba3	B
	4,355,498	Term Loan, 7.570%, maturing August 24, 2011			4,382,175
					32,357,554
Chemicals, Plastics & Rubber: 7.0%
		AZ Chem US, Inc.	B1	B
EUR	759,590	Term Loan, 6.105%, maturing February 28, 2014			1,034,727
		AZ Chem US, Inc.	Caa1	CCC+
	$333,333	Term Loan, 10.860%, maturing February 28, 2014			338,125
		Borsodchem Nyrt.	NR	NR
EUR	403,030	Term Loan, 3.166%, maturing April 15, 2015			548,095
EUR	403,030	Term Loan, 3.408%, maturing April 15, 2016			550,419
		Brenntag Holding GmbH & Co. KG	B1	B
EUR	500,000	Term Loan, 6.633%, maturing September 21, 2014			681,782
	$1,767,273	Term Loan, 7.887%, maturing January 17, 2014			1,789,639
	5,432,727	Term Loan, 7.887%, maturing January 17, 2014			5,501,484
GBP	1,000,000	Term Loan, 8.182%, maturing September 21, 2014			2,007,117
		Celanese	Ba3	BB-
	$5,900,000	Term Loan, 5.320%, maturing April 02, 2014			5,940,256
	13,100,000	Term Loan, 7.099%, maturing April 02, 2014			13,189,381
		Flint Group	NR	NR
	353,279	Term Loan, 7.824%, maturing December 31, 2012			356,564
	936,821	Term Loan, 7.824%, maturing December 31, 2012			945,531
	1,290,100	Term Loan, 8.324%, maturing December 31, 2013			1,308,141
		Hawkeye Renewables, LLC	B3	NR
	3,721,875	Term Loan, 9.361%, maturing June 30, 2012			3,648,368
		HC Starck	NR	NR
EUR	83,333	Term Loan, 6.300%, maturing March 15, 2015			114,054
EUR	83,333	Term Loan, 6.675%, maturing March 15, 2016			114,574
	$323,225	Term Loan, 7.715%, maturing March 15, 2015			328,208
	323,225	Term Loan, 8.090%, maturing March 15, 2016			329,824
		Hexion Specialty Chemicals, Inc.	Ba3	B
	1,782,000	Term Loan, 7.220%, maturing May 05, 2013			1,798,428
	8,072,232	Term Loan, 7.875%, maturing May 05, 2013			8,146,649
	1,753,518	Term Loan, 7.875%, maturing May 05, 2013			1,769,684
	995,000	Term Loan, 7.875%, maturing May 05, 2013			1,004,173
		Huntsman International, LLC	Ba1	BB
	9,976,617	Term Loan, 7.070%, maturing August 16, 2012			10,035,858
		Ineos US Finance, LLC	Ba2	B+
EUR	148,712	Term Loan, 6.524%, maturing December 23, 2013			202,141
EUR	841,288	Term Loan, 6.524%, maturing December 23, 2013			1,143,541
EUR	148,712	Term Loan, 7.024%, maturing December 23, 2013			202,141
EUR	841,288	Term Loan, 7.024%, maturing December 23, 2013			1,143,541
	$3,780,000	Term Loan, 7.579%, maturing December 16, 2012			3,798,114
	4,455,000	Term Loan, 7.580%, maturing December 16, 2013			4,500,940
	4,455,000	Term Loan, 8.080%, maturing December 23, 2014			4,500,940
		Innophos, Inc.	Ba1	B+
	2,246,701	Term Loan, 7.570%, maturing August 13, 2010			2,258,401
		Invista	Ba1	BB
	7,270,563	Term Loan, 6.850%, maturing April 29, 2011			7,288,739
	3,853,936	Term Loan, 6.850%, maturing April 29, 2011			3,863,571
		ISP Chemco, Inc.	Ba3	B+
	4,950,000	Term Loan, 7.125%, maturing February 16, 2013			4,970,330
		JohnsonDiversey, Inc.	Ba2	B+
	506,123	Term Loan, 7.860%, maturing December 16, 2010			512,555
	3,708,010	Term Loan, 7.860%, maturing December 16, 2011			3,755,132

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value

Chemicals, Plastics & Rubber (continued)
			Kraton Polymers, LLC	Ba3	B+
	2,673,000		Term Loan, 7.370%, maturing May 12, 2013			$2,697,503
			Lucite International US Finco Limited	B1	B+
EUR	675,845		Term Loan, 4.823%, maturing July 07, 2013			915,818
	$543,511		Term Loan, 4.880%, maturing July 07, 2013			547,418
	706,493		Term Loan, 8.070%, maturing July 07, 2013			711,572
			Lyondell Chemical Company	Ba2	BB
	3,473,750		Term Loan, 6.856%, maturing August 16, 2013			3,483,737
			MacDermid, Inc.	B1	B+
EUR	1,200,000		Term Loan, 6.115%, maturing April 09, 2014			1,619,526
	$1,800,000		Term Loan, 7.320%, maturing April 12, 2014			1,807,124
			Millennium Inorganic Chemicals, Inc	Ba3	B+
	3,700,000	(3)	Term Loan, maturing May 21, 2014			3,731,683
			Millennium Inorganic Chemicals, Inc	B3	CCC+
	1,150,000	(3)	Term Loan, maturing November 21, 2014			1,165,813
			Nalco Company	Ba2	BB-
	12,896,817		Term Loan, 7.102%, maturing November 04, 2010			12,993,543
			Northeast Biofuels, LLC	B1	B+
	1,268,293		Term Loan, 8.600%, maturing June 30, 2013			1,266,708
			Polypore Incorporated	Ba3	B
	6,053,807		Term Loan, 8.320%, maturing November 12, 2011			6,068,942
			PQ Corporation	Ba2	B+
	2,450,000		Term Loan, 7.350%, maturing February 10, 2012			2,458,166
			Rockwood Specialties Group, Inc.	Ba2	B+
	9,795,647		Term Loan, 7.355%, maturing December 13, 2013			9,888,098
			Supresta Holdings, LLC	Ba3	B+
	3,216,076		Term Loan, 8.600%, maturing July 20, 2011			3,220,096
			Vertellus Specialties, Inc.	B3	B+
	2,357,188		Term Loan, 8.600%, maturing March 31, 2013			2,377,813
						154,574,727
Containers, Packaging & Glass: 2.9%
			Altivity Packaging, LLC	Ba3	BB-
	1,194,759		Term Loan, 7.591%, maturing June 30, 2013			1,208,574
			Berry Plastics Corporation	Ba3	B+
	4,450,000		Term Loan, 7.355%, maturing April 03, 2015			4,471,943
			Graham Packaging Company	B1	B
	21,300,000		Term Loan, 7.625%, maturing October 07, 2011			21,506,354
			Graphic Packaging International, Inc.	Ba2	B+
	14,100,000		Term Loan, 7.328%, maturing May 16, 2014			14,238,067
			Owens-Illinois	Ba2	BB-
EUR	2,199,375		Term Loan, 5.363%, maturing April 01, 2008			2,952,105
			Pro Mach, Inc.	B1	B
	$2,475,000		Term Loan, 7.600%, maturing December 01, 2011			2,493,562
			Smurfit-Stone Container Corporation	Ba2	B+
	3,519,690		Term Loan, 7.375%, maturing November 01, 2011			3,551,487
	5,554,831		Term Loan, 7.375%, maturing November 01, 2011			5,605,014
			Tegrant Holding Co. (SCA Packaging)	NR	NR
	500,000		Term Loan, 7.600%, maturing March 08, 2013			502,813
			Tegrant Holding Co. (SCA Packaging)	NR	NR
	500,000		Term Loan, 10.850%, maturing March 08, 2015			505,937
			Xerium Technologies, Inc.	B2	B+
	5,600,098		Term Loan, 8.100%, maturing May 18, 2012			5,603,598
						62,639,454
Data and Internet Services: 4.5%
			Activant Solutions, Inc.	B1	B
	2,327,244		Term Loan, 7.375%, maturing May 02, 2013			2,326,517
			Acxiom Corporation	Ba2	BB
	1,823,333		Term Loan, 7.083%, maturing September 15, 2012			1,834,160

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value

Data and Internet Services (continued)
		Amadeus IT Group S.A.	NR	NR
EUR	768,581	Term Loan, 6.245%, maturing July 31, 2013			$1,047,621
EUR	768,581	Term Loan, 6.495%, maturing July 31, 2013			1,050,853
		Audatex	B1	B+
	$3,250,000	Term Loan, 7.320%, maturing April 30, 2014			3,268,281
		Carlson Wagonlit Holdings B.V.	Ba2	B+
	2,750,000	Term Loan, 7.605%, maturing August 03, 2012			2,775,352
		iPayment, Inc.	B1	B
	4,455,000	Term Loan, 7.594%, maturing May 10, 2013			4,438,294
		Open Text Corporation	Ba3	BB-
	2,065,673	Term Loan, 7.850%, maturing October 02, 2013			2,081,166
		Reynolds & Reynolds Company	Ba2	BB-
	10,945,000	Term Loan, 7.350%, maturing October 26, 2012			11,030,995
		Reynolds & Reynolds Company	B3	B-
	2,375,000	Term Loan, 10.850%, maturing October 26, 2013			2,435,118
		Sabre, Inc.	B1	B+
	16,750,000	Term Loan, 7.605%, maturing September 30, 2014			16,786,649
		Sitel, LLC	B2	BB-
	4,380,572	Term Loan, 7.824%, maturing January 30, 2014			4,413,426
		Sungard Data Systems, Inc.	Ba3	B+
	29,894,165	Term Loan, 7.356%, maturing February 11, 2013			30,174,423
		Transaction Network Services, Inc.	B1	BB-
	1,500,000	Term Loan, 7.110%, maturing March 28, 2014			1,507,500
		Transfirst Holdings, Inc.	B2	B+
	836,619	Term Loan, 7.850%, maturing August 15, 2012			837,665
		Travelport, Inc.	Ba3	B
	312,277	Term Loan, 7.850%, maturing August 23, 2013			314,832
	2,945,705	Term Loan, 7.850%, maturing August 23, 2013			2,969,807
		Verifone, Inc.	B1	BB-
	2,244,375	Term Loan, 7.110%, maturing October 31, 2013			2,255,597
		Worldspan, L.P.	Ba3	B
	4,488,750	Term Loan, 8.598%, maturing February 28, 2011			4,513,999
		Worldspan, L.P.	B3	CCC+
	1,700,000	Term Loan, 12.350%, maturing December 07, 2014			1,715,938
					97,778,193
Diversified / Conglomerate Manufacturing: 2.9%
		Aearo Technologies, Inc.	B1	B
	2,376,000	Term Loan, 7.850%, maturing March 24, 2013			2,394,811
		Aearo Technologies, Inc.	Caa1	CCC+
	1,800,000	Term Loan, 11.850%, maturing September 24, 2013			1,833,750
		Axia Incorporated	B2	B
	2,468,750	Term Loan, 8.600%, maturing December 21, 2012			2,407,031
		Baldor Electric Company	Ba3	BB
	4,155,279	Term Loan, 7.125%, maturing March 31, 2014			4,182,986
		Brand Services, Inc.	B1	B
	1,600,000	Term Loan, 7.625%, maturing February 07, 2014			1,610,002
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Term Loan, 11.375%, maturing February 07, 2014			1,618,000
		Chart Industries, Inc.	Ba2	B+
	2,000,000	Term Loan, 7.375%, maturing October 17, 2012			2,005,000
		Cinram International, Inc.	B1	BB-
	3,560,444	Term Loan, 7.355%, maturing May 05, 2011			3,551,543
		Dayco Products, LLC	Ba3	BB-
	496,250	Term Loan, 7.847%, maturing June 21, 2011			500,593

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value

Diversified / Conglomerate Manufacturing (continued)
			Dresser, Inc.	B2	B
	5,000,000		Term Loan, 7.860%, maturing May 04, 2014			$5,047,815
			Ferretti S.P.A	NR	NR
EUR	900,000		Term Loan, 4.084%, maturing March 31, 2015			1,227,510
EUR	900,000		Term Loan, 4.084%, maturing March 31, 2016			1,232,959
			Generac Power Systems, Inc.	B1	B
	$4,455,000		Term Loan, 7.850%, maturing November 09, 2013			4,428,747
			Gentek Holding Corporation	Ba3	B+
	416,667		Term Loan, 7.340%, maturing February 28, 2011			418,360
	2,324,423		Term Loan, 7.356%, maturing February 28, 2011			2,333,867
			Goodman Global Holdings, Inc.	Ba2	B+
	2,210,357		Term Loan, 7.125%, maturing December 23, 2011			2,217,724
			Itron, Inc.	Ba3	B+
	1,000,000		Term Loan, 7.358%, maturing April 18, 2014			1,010,781
			Mueller Group, Inc.	Ba3	BB
	4,750,000	(3)	Term Loan, maturing May 24, 2014			4,791,562
			Norcross Safety Products, LLC	Ba1	BB-
	3,742,703		Term Loan, 7.400%, maturing June 30, 2012			3,756,738
			Rexnord Corporation	Ba2	B+
	987,500		Term Loan, 7.580%, maturing July 19, 2013			996,295
	2,297,131		Term Loan, 7.858%, maturing July 19, 2013			2,317,589
			Sensata Technologies	B1	BB-
EUR	1,985,005		Term Loan, 5.999%, maturing April 27, 2013			2,688,987
	$5,235,313		Term Loan, 7.105%, maturing April 27, 2013			5,240,517
			Sensus Metering Systems Inc.	Ba3	B+
	259,743		Term Loan, 7.361%, maturing December 17, 2010			261,041
	2,397,624		Term Loan, 7.364%, maturing December 17, 2010			2,409,612
			Springs Window Fashions	Ba3	B+
	944,136		Term Loan, 8.125%, maturing December 31, 2012			950,627
			Textron Fastening Systems	B2	B+
	497,500		Term Loan, 8.850%, maturing August 11, 2013			501,231
			Walter Industries, Inc.	Ba2	B+
	1,578,237		Term Loan, 7.088%, maturing October 03, 2012			1,583,169
						63,518,847
Diversified / Conglomerate Service: 2.1%
			Affinion Group	Caa1	B+
	3,279,070		Term Loan, 7.859%, maturing October 17, 2012			3,310,631
			AlixPartners, LLP	B1	BB-
	2,668,313		Term Loan, 7.610%, maturing October 12, 2013			2,689,993
			Brickman Group	Ba3	BB-
	2,500,000		Term Loan, 7.399%, maturing January 23, 2014			2,509,375
			Brock Holdings, Inc.	B1	B
	1,795,000		Term Loan, 7.320%, maturing February 26, 2014			1,803,975
			CCC Information Services Group, Inc.	B1	B
	901,111		Term Loan, 7.850%, maturing February 10, 2013			906,462
			Coach America Holdings, Inc.	B1	B
	262,712		Term Loan, 5.258%, maturing April 20, 2014			265,503
	1,024,576		Term Loan, 6.525%, maturing April 20, 2014			1,035,462
			Fleetcor Technologies Operating Company, LLC	Ba3	B+
	666,667		Term Loan, 7.570%, maturing April 30, 2013			672,500
			Intergraph Corporation	B1	B
	2,553,571		Term Loan, 7.607%, maturing May 29, 2014			2,575,915
			Mitchell International, Inc.	Ba3	B+
	800,000		Term Loan, 7.360%, maturing March 28, 2014			805,250
			Mitchell International, Inc.	Caa1	CCC+
	250,000		Term Loan, 10.625%, maturing March 28, 2015			253,542

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value

Diversified / Conglomerate Service (continued)
		FR X Ohmstede Acquisitions Co.	B1	B-
	2,195,652	Term Loan, 7.875%, maturing August 09, 2013			$2,214,864
		Valley National Gases, Inc.	Ba3	B
	1,630,000	Term Loan, 7.602%, maturing February 28, 2014			1,643,244
		Valley National Gases, Inc.	B3	CCC+
	500,000	Term Loan, 11.320%, maturing August 28, 2014			505,000
		Valleycrest Companies, LLC	B1	B+
	1,996,875	Term Loan, 7.350%, maturing October 04, 2013			2,008,733
		Vertafore, Inc.	B1	B+
	4,100,000	Term Loan, 7.860%, maturing January 31, 2012			4,130,750
		West Corp	B1	B+
	18,063,438	Term Loan, 7.750%, maturing October 24, 2013			18,224,563
					45,555,762
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 2.2%
		Georgia Pacific Corporation	Ba2	BB-
	47,992,500	Term Loan, 7.093%, maturing December 20, 2012			48,311,842
					48,311,842
Ecological: 0.7%
		Allied Waste North America, Inc.	Ba3	BB
	2,291,271	Term Loan, 7.070%, maturing January 15, 2012			2,306,865
	4,238,269	Term Loan, 7.094%, maturing March 28, 2014			4,264,191
		IESI Corporation	Ba3	BB
	1,800,000	Term Loan, 7.109%, maturing January 21, 2012			1,805,063
		Synagro Technologies, Inc.	Ba3	B+
	1,100,000	Term Loan, 7.360%, maturing April 02, 2014			1,105,844
		Synagro Technologies, Inc.	Caa1	CCC+
	590,000	Term Loan, 10.110%, maturing October 02, 2014			597,744
		Wastequip, Inc.	Ba3	B+
	3,439,533	Term Loan, 7.107%, maturing February 05, 2013			3,465,330
	1,564,834	Term Loan, 7.600%, maturing February 05, 2013			1,576,570
					15,121,607
Electronics: 1.2%
		Advanced Micro Devices	Ba2	B+
	9,726,035	Term Loan, 7.340%, maturing December 31, 2013			9,767,478
		Audio Visual Services Corporation	Ba3	B
	1,500,000	Term Loan, 7.600%, maturing February 28, 2014			1,509,375
		Decision One	NR	NR
	429,977	Term Loan, 12.000%, maturing April 15, 2010			386,979
		Euronet Worldwide, Inc.	Ba2	BB
	1,000,000	Term Loan, 7.340%, maturing April 14, 2014			1,007,500
		Infor Global Solutions	B1	B-
EUR	997,500	Term Loan, 6.914%, maturing July 28, 2012			1,352,606
		Infor Global Solutions	Caa2	CCC
EUR	500,000	Term Loan, 10.167%, maturing July 28, 2012			687,836
	$408,333	Term Loan, 11.600%, maturing July 28, 2012			416,755
		NXP B.V.	Ba2	BB+
EUR	1,500,000	Floating Rate Note, 6.718%, maturing October 15, 2013			2,059,674
	$1,750,000	Floating Rate Note, 8.105%, maturing October 15, 2013			1,802,500
		ON Semiconductor	Ba1	BB
	2,693,129	Term Loan, 7.100%, maturing September 06, 2013			2,696,496
		PGS, Inc.	Ba3	BB-
	1,300,000	Term Loan, 7.620%, maturing February 14, 2014			1,313,812
		Sanmina - SCI Corporation	NR	NR
	1,750,000	Term Loan, 8.375%, maturing January 31, 2008			1,759,114
		SI International, Inc.	Ba3	B+
	2,288,761	Term Loan, 7.362%, maturing February 09, 2011			2,295,913
					27,056,038
Farming & Agriculture: 0.0%
		Mosaic Company	Ba1	BB
	551,159	Term Loan, 7.125%, maturing February 21, 2012			555,005
					555,005

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value

Finance: 1.0%
			LPL Holdings, Inc.	B1	B
	7,425,141		Term Loan, 7.850%, maturing June 28, 2013			$7,443,703
			Nasdaq Stock Market, Inc.	Ba3	BB+
	4,006,573		Term Loan, 7.070%, maturing April 18, 2012			4,021,241
	2,322,517		Term Loan, 7.070%, maturing April 18, 2012			2,331,020
			Rent-A-Center, Inc.	Ba2	BB
	2,557,532		Term Loan, 7.107%, maturing June 30, 2012			2,566,325
			Riskmetrics	Ba3	B+
	1,800,000		Term Loan, 7.600%, maturing January 11, 2014			1,818,000
			TD Ameritrade Holding Corporation	Ba1	BB
	4,134,866		Term Loan, 6.820%, maturing December 31, 2012			4,154,895
						22,335,184
Foreign Cable, Foreign TV, Radio and Equipment: 2.8%
			Casema Bidco (Serpering Investments B.V.)	NR	NR
EUR	583,333		Term Loan, 6.359%, maturing November 14, 2014			796,170
EUR	548,444		Term Loan, 6.359%, maturing November 14, 2014			748,550
EUR	284,889		Term Loan, 6.359%, maturing November 14, 2014			388,840
EUR	583,333		Term Loan, 6.859%, maturing November 14, 2015			799,854
EUR	833,333		Term Loan, 6.859%, maturing November 14, 2015			1,142,820
			Com Hem	NR	NR
SEK	8,666,667		Term Loan, 5.879%, maturing April 30, 2015			1,264,150
SEK	8,000,000		Term Loan, 6.004%, maturing April 30, 2015			1,171,965
			Numericable (YPSO France SAS)	NR	NR
EUR	957,340		Term Loan, 6.363%, maturing July 30, 2014			1,295,452
EUR	1,561,975		Term Loan, 6.363%, maturing July 30, 2014			2,113,631
EUR	2,480,685		Term Loan, 6.363%, maturing July 30, 2014			3,356,810
EUR	694,875		Term Loan, 6.613%, maturing July 30, 2014			946,221
EUR	1,305,125		Term Loan, 6.613%, maturing July 30, 2014			1,777,206
			TDF SA	NR	NR
EUR	1,500,000		Term Loan, 6.073%, maturing January 31, 2015			2,045,400
EUR	1,500,000		Term Loan, 6.323%, maturing January 31, 2016			2,054,185
			UPC Financing Partnership	Ba3	B
EUR	3,722,638		Term Loan, 5.942%, maturing December 31, 2014			5,035,435
EUR	6,215,000		Term Loan, 5.942%, maturing December 31, 2014			8,414,503
EUR	4,535,928		Term Loan, 5.982%, maturing December 31, 2014			6,138,237
			Virgin Media Investment Holdings Limited	Ba2	BB-
GBP	4,715,588		Term Loan, 7.818%, maturing September 03, 2012			9,374,110
GBP	4,034,412		Term Loan, 7.818%, maturing September 03, 2012			8,020,001
GBP	1,325,843		Term Loan, 7.834%, maturing September 03, 2012			2,635,640
GBP	674,157		Term Loan, 7.834%, maturing September 03, 2012			1,340,157
						60,859,337
Gaming: 2.7%
			Cannery Casino Resorts, LLC	B2	BB-
	$1,653,543		Term Loan, 7.610%, maturing May 18, 2012			1,654,577
			CCM Merger, Inc.	Ba3	B
	3,594,754		Term Loan, 7.350%, maturing July 13, 2012			3,622,275
			Fontainebleau Las Vegas, LLC	B1	B
	2,666,667	(4)	Term Loan, maturing May 31, 2014			2,690,000
			Green Valley Ranch Gaming, LLC	B1	B+
	963,636		Term Loan, 7.358%, maturing February 16, 2014			970,821
			Green Valley Ranch Gaming, LLC	Caa1	CCC+
	500,000		Term Loan, 8.610%, maturing August 16, 2014			504,562
			Greenwood Racing, Inc.	B2	B+
	1,496,250		Term Loan, 7.570%, maturing November 28, 2011			1,505,601
			Herbst Gaming, Inc.	Ba3	B+
	238,493		Term Loan, 7.225%, maturing December 02, 2011			239,636
	475,793		Term Loan, 7.245%, maturing December 02, 2011			478,420
			Isle Of Capri Casinos, Inc.	Ba1	BB-
	982,500		Term Loan, 7.080%, maturing February 04, 2011			987,822
	1,466,250		Term Loan, 7.080%, maturing February 04, 2011			1,474,193

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT	Borrower/Term Loan Description	Moody’s	S&P	Value

Gaming (continued)
	Las Vegas Sands, LLC	Ba3	BB-
3,600,000	Term Loan, 7.070%, maturing May 23, 2014			$3,614,468
	Mississippi Band Of Choctaw Indians	Ba2	BB+
1,930,435	Term Loan, 7.074%, maturing November 14, 2011			1,940,087
	Penn National Gaming, Inc.	Ba2	BB
13,297,500	Term Loan, 7.110%, maturing October 03, 2012			13,405,542
	Ruffin Gaming, LLC	NR	NR
1,478,769	Term Loan, 7.625%, maturing June 28, 2008			1,488,011
	Seminole Tribe Of Florida	Ba1	BBB-
285,020	Term Loan, 3.438%, maturing March 05, 2014			285,821
1,923,887	Term Loan, 6.875%, maturing March 05, 2014			1,929,299
1,906,073	Term Loan, 6.875%, maturing March 05, 2014			1,911,435
	Wimar LandCo, LLC	B2	B+
3,000,000	Term Loan, 7.850%, maturing July 03, 2008			3,022,767
	Wimar OpCo, LLC	Ba3	B+
4,337,586	Term Loan, 7.850%, maturing January 03, 2012			4,382,047
	Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
1,719,375	Term Loan, 7.846%, maturing May 20, 2012			1,731,734
1,719,375	Term Loan, 7.870%, maturing May 20, 2012			1,731,734
	VML US Finance, LLC	B1	BB-
5,800,000	Term Loan, 7.600%, maturing May 26, 2013			5,859,978
2,400,000	Term Loan, 7.671%, maturing May 26, 2012			2,414,062
	Yonkers Racing Corporation	B3	B
995,000	Term Loan, 8.875%, maturing August 12, 2011			1,007,437
				58,852,329
Grocery: 0.2%
	Roundys Supermarkets, Inc.	Ba3	B+
4,423,913	Term Loan, 8.090%, maturing November 03, 2011			4,463,728
				4,463,728
Healthcare, Education and Childcare: 8.9%
	Accellent, Inc.	B1	B+
2,962,500	Term Loan, 7.860%, maturing November 22, 2012			2,963,735
	Advanced Medical Optics, Inc.	Ba1	BB
1,000,000	Term Loan, 7.093%, maturing April 02, 2014			1,000,000
	AGA Medical Corporation	B1	B+
3,722,471	Term Loan, 7.340%, maturing April 28, 2013			3,724,798
	Ameripath, Inc.	NR	NR
3,960,000	Term Loan, 7.320%, maturing October 31, 2012			3,964,705
	Amn Healthcare, Inc.	Ba2	BB-
721,360	Term Loan, 7.100%, maturing November 02, 2011			723,614
	Capella Healthcare, Inc.	B1	B
5,762,500	Term Loan, 8.350%, maturing November 30, 2012			5,820,125
	CHG Medical Staffing, Inc.	Ba3	B+
1,596,000	Term Loan, 7.835%, maturing December 20, 2012			1,617,945
400,000	Term Loan, 7.850%, maturing June 20, 2012			405,500
	CHS/Community Health Systems, Inc.	Ba3	BB-
20,950,963	Term Loan, 7.110%, maturing August 19, 2011			21,024,627
	Compsych Investments Corp.	NR	NR
1,375,957	Term Loan, 8.096%, maturing April 20, 2012			1,386,277
	Concentra Operating Corporation	Ba2	B+
2,728,809	Term Loan, 7.332%, maturing September 30, 2011			2,740,322
	CRC Health Corporation	Ba3	B
1,830,441	Term Loan, 7.850%, maturing February 06, 2013			1,841,881
1,485,038	Term Loan, 7.850%, maturing February 06, 2013			1,494,319
	Davita, Inc.	Ba1	BB
9,999,007	Term Loan, 6.842%, maturing October 05, 2012			10,043,923
	Education Management Corporation	B2	B
5,955,000	Term Loan, 7.125%, maturing June 01, 2013			5,981,524

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value

Healthcare, Education and Childcare (continued)
			Emdeon Business Services, LLC	B1	B+
	2,972,632		Term Loan, 7.600%, maturing November 16, 2013			$2,993,069
			EMSC, L.P.	Ba2	B+
	3,218,852		Term Loan, 7.356%, maturing February 10, 2012			3,231,930
			Encore Medical IHC, Inc.	Ba3	B
	1,741,261		Term Loan, 7.878%, maturing November 03, 2013			1,747,247
			Gambro	NR	NR
SEK	5,000,000		Term Loan, 6.110%, maturing June 05, 2014			731,123
SEK	5,000,000		Term Loan, 6.610%, maturing June 05, 2015			734,375
	$750,000		Term Loan, 7.870%, maturing June 05, 2014			758,906
	750,000		Term Loan, 8.370%, maturing June 05, 2015			762,281
			Gentiva Health Services, Inc.	Ba3	B+
	3,545,946		Term Loan, 7.586%, maturing March 31, 2013			3,558,137
			Golden Gate National Senior Care Holdings, LLC	Ba3	B+
	1,648,286		Term Loan, 8.070%, maturing March 14, 2011			1,660,305
			Harrington Holdings, Inc.	B1	B
	2,666,667		Term Loan, 7.840%, maturing December 31, 2013			2,683,333
			HCA, Inc.	Ba3	BB
	21,945,000		Term Loan, 7.600%, maturing November 17, 2013			22,209,876
			Health Management Associates, Inc.	Ba2	B+
	9,000,000		Term Loan, 7.100%, maturing February 28, 2014			9,049,374
			Healthsouth Corporation	B2	B+
	3,948,269		Term Loan, 7.849%, maturing March 10, 2013			3,982,596
			Iasis Healthcare LLC	Ba2	B
	333,863		Term Loan, 7.320%, maturing March 15, 2014			335,533
	3,664,149		Term Loan, 7.356%, maturing March 15, 2014			3,682,470
			Lifepoint Hospitals, Inc.	Ba2	BB-
	4,749,887		Term Loan, 6.985%, maturing April 15, 2012			4,741,722
			Multiplan, Inc.	B1	B+
	2,119,906		Term Loan, 7.820%, maturing April 12, 2013			2,138,124
			National Mentor, Inc.	B1	B
	76,667		Term Loan, 7.320%, maturing June 29, 2013			76,978
	1,247,242		Term Loan, 7.353%, maturing June 29, 2013			1,252,309
			Nycomed	NR	NR
EUR	2,500,000		Term Loan, 6.414%, maturing December 10, 2014			3,373,657
EUR	2,500,000		Term Loan, 6.914%, maturing December 10, 2014			3,373,657
			Orthofix International/Colgate Medical	Ba3	BB-
	$1,880,909		Term Loan, 7.100%, maturing September 22, 2013			1,890,314
			Pharmaceutical Technologies & Services	Ba3	B+
	3,900,000		Term Loan, 7.600%, maturing April 10, 2014			3,915,233
			Quintiles Transnational Corp.	B1	BB-
	5,296,500		Term Loan, 7.350%, maturing March 31, 2013			5,309,741
			Renal Advantage Inc.	NR	B+
	4,673,918		Term Loan, 7.850%, maturing October 06, 2012			4,720,657
			Royalty Pharma	Baa2	BB+
	1,000,000	(3)	Term Loan, maturing April 16, 2013			1,007,813
			Rural/Metro Operating Company, LLC	Ba2	B
	519,127		Term Loan, 5.170%, maturing March 04, 2011			523,020
	1,094,117		Term Loan, 7.747%, maturing March 04, 2011			1,102,322
			Select Medical Corporation	Ba2	B+
	2,450,000		Term Loan, 7.361%, maturing February 24, 2012			2,444,782
			Sheridan Healthcare, Inc.	B1	B+
	1,492,500		Term Loan, 8.326%, maturing November 09, 2011			1,518,619
			Sterigenics International, Inc.	B2	B+
	2,487,500		Term Loan, 7.610%, maturing November 21, 2013			2,499,938

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
			Stiefel Laboratories, Inc.	Ba3	B+
	1,621,138		Term Loan, 7.605%, maturing December 28, 2013			$1,633,296
	2,119,487		Term Loan, 7.605%, maturing December 28, 2013			2,135,384
			Sun Healthcare Group Inc.	Ba2	B
	305,747		Term Loan, 5.455%, maturing April 19, 2013			307,021
	1,198,745		Term Loan, 7.355%, maturing April 19, 2014			1,203,740
			Team Health, Inc.	B1	B+
	2,743,985		Term Loan, 7.360%, maturing November 23, 2012			2,753,131
			United Surgical Partners International, Inc.	Ba3	B
	118,952		Term Loan, 2.173%, maturing April 19, 2014			118,841
	2,096,774		Term Loan, 9.250%, maturing April 19, 2014			2,105,511
			Vanguard Health Holdings Company II, LLC	Ba3	B
	11,027,224		Term Loan, 7.600%, maturing September 23, 2011			11,114,537
			VWR International Inc.	Ba2	B+
	3,451,358		Term Loan, 7.610%, maturing April 07, 2011			3,468,615
			Warner Chilcott Holdings Company III, Limited	B1	NR
	4,830,420		Term Loan, 7.349%, maturing January 18, 2012			4,864,923
	563,210		Term Loan, 7.350%, maturing January 18, 2012			566,308
	1,326,190		Term Loan, 7.350%, maturing January 18, 2012			1,335,663
						194,349,706
Home & Office Furnishings: 1.3%
			Buhrmann US, Inc.	Ba2	BB
	9,306,825		Term Loan, 7.099%, maturing December 23, 2010			9,356,272
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	(3)	Term Loan, maturing May 14, 2015			1,711,181
EUR	1,250,000	(3)	Term Loan, maturing May 14, 2016			1,702,773
			Hilding Anders	NR	NR
SEK	20,428,571		Term Loan, 5.890%, maturing December 15, 2014			2,992,240
EUR	371,429		Term Loan, 6.098%, maturing December 15, 2014			508,488
			National Bedding Company	B1	BB-
	$4,180,709		Term Loan, 7.355%, maturing February 28, 2013			4,196,387
			Simmons Company	Ba2	B+
	7,217,057		Term Loan, 7.413%, maturing December 19, 2011			7,259,154
						27,726,495
Insurance: 0.8%
			Applied Systems, Inc.	B1	B-
	1,990,000		Term Loan, 7.853%, maturing September 26, 2013			2,001,194
			Concord RE	Ba2	BB+
	875,000		Term Loan, 9.605%, maturing February 29, 2012			884,844
			Conseco, Inc.	Ba3	BB-
	6,467,500		Term Loan, 7.320%, maturing October 10, 2013			6,501,862
			Crawford & Company	B1	BB-
	3,078,988		Term Loan, 7.850%, maturing October 30, 2013			3,096,307
			Swett & Crawford	B2	B
	3,200,000		Term Loan, 7.607%, maturing April 03, 2014			3,210,000
			USI Holdings Corp.	B2	B-
	2,250,000		Term Loan, 8.110%, maturing April 15, 2014			2,272,032
						17,966,239
Leisure, Amusement, Entertainment: 4.5%
			24 Hour Fitness Worldwide, Inc.	Ba3	B
	4,207,500		Term Loan, 7.850%, maturing June 08, 2012			4,236,427
			AMF Bowling Worldwide, Inc.	NR	NR
	524,126		Term Loan, 8.320%, maturing August 27, 2009			527,729
			Cedar Fair, L.P.	Ba3	BB-
	7,937,513		Term Loan, 7.320%, maturing August 30, 2012			8,028,802
			Cinemark USA, Inc.	Ba3	B
	3,731,250		Term Loan, 7.126%, maturing October 05, 2013			3,752,242
			HIT Entertainment, Inc.	Ba3	B
	1,000,000		Term Loan, 7.340%, maturing March 20, 2012			1,004,531

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment (continued)
	3,587,816	Term Loan, 7.340%, maturing March 20, 2012			$3,610,613
		Kerasotes Showplace Theater, LLC	B1	B-
	225,000	Revolver, 2.036%, maturing October 31, 2010			223,875
	997,500	Term Loan, 7.625%, maturing October 31, 2011			1,003,527
		London Arena & Waterfront Finance LLC	Ba3	B
	1,188,000	Term Loan, 7.840%, maturing March 08, 2012			1,198,395
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	17,160,954	Term Loan, 8.600%, maturing April 08, 2012			17,234,025
	33,165,000	Term Loan, 8.600%, maturing April 08, 2012			33,306,217
		NEP II, Inc.	B1	B
	4,497,500	Term Loan, 7.850%, maturing February 16, 2014			4,529,122
		Universal City Development Partners	Ba1	BB-
	4,627,273	Term Loan, 7.360%, maturing June 09, 2011			4,664,869
		Warner Music Group	Ba2	BB-
	15,067,777	Term Loan, 7.359%, maturing February 28, 2011			15,146,883
					98,467,257
Lodging: 1.1%
		Hotel Del Coronado	NR	NR
	24,600,000	Term Loan, 7.070%, maturing January 09, 2008			24,600,000
					24,600,000
Machinery: 1.0%
		Alliance Laundry Systems, LLC	Ba3	B
	5,042,234	Term Loan, 7.609%, maturing January 27, 2012			5,086,353
		Enersys Capital, Inc.	Ba2	BB
	3,234,997	Term Loan, 7.111%, maturing March 17, 2011			3,255,216
		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 6.308%, maturing February 28, 2015			1,709,030
EUR	1,250,000	Term Loan, 6.558%, maturing February 28, 2016			1,716,772
		Maxim Crane Works, L.P.	B1	BB-
	$3,457,587	Term Loan, 7.326%, maturing January 25, 2010			3,464,070
		NACCO Materials Handling Group, Inc.	NR	NR
	992,500	Term Loan, 7.353%, maturing March 21, 2013			993,741
		United Rentals, Inc.	Ba1	BB-
	4,801,562	Term Loan, 7.320%, maturing February 14, 2011			4,832,432
	657,178	Term Loan, 7.570%, maturing February 14, 2011			661,403
					21,719,017
Mining, Steel, Iron & Nonprecious Metals: 1.9%
		Alpha Natural Resources	B1	BB-
	658,333	Term Loan, 7.100%, maturing October 26, 2012			660,699
		Edgen Murray Corporation	B3	B
	2,666,667	Term Loan, 8.110%, maturing April 30, 2014			2,683,333
		Excel Mining Systems, Inc.	B1	B-
	1,911,538	Term Loan, 8.350%, maturing October 20, 2013			1,924,680
		Freeport-McMoRan Copper & Gold, Inc.	Baa3	BB+
	22,624,000	Term Loan, 7.070%, maturing March 19, 2014			22,728,025
		Noranda Aluminum Acquisition Corp.	Ba2	BB-
	1,050,000	Term Loan, 7.320%, maturing May 15, 2014			1,057,219
		Novelis	Ba2	BB-
	4,553,507	Term Loan, 7.590%, maturing January 07, 2012			4,567,382
	890,947	Term Loan, 7.610%, maturing January 07, 2012			893,662
		Oglebay Norton Company	B1	B+
	1,530,450	Term Loan, 7.600%, maturing July 31, 2011			1,545,755
		Oxbow Carbon and Minerals Holdings, LLC	B1	B+
	3,677,852	Term Loan, 7.340%, maturing May 08, 2014			3,698,540
		Tube City IMS Corporation	Ba3	BB-
	162,162	Term Loan, 7.500%, maturing January 25, 2013			163,378
	1,337,838	Term Loan, 7.570%, maturing January 25, 2013			1,347,872
					41,270,545

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
North American Cable: 10.9%
		Atlantic Broadband	B1	B
	3,970,008	Term Loan, 7.600%, maturing August 10, 2012			$4,021,495
		Bragg Communications, Inc.	B1	NR
	6,345,870	Term Loan, 7.110%, maturing August 31, 2011			6,365,701
		Bresnan Communications, LLC	B2	B+
	6,750,000	Term Loan, 7.357%, maturing September 29, 2013			6,784,276
		Cequel Communications, LLC	B1	B+
	36,453,226	Term Loan, 7.349%, maturing November 05, 2013			36,517,019
		Cequel Communications, LLC	Caa1	B-
	975,000	Term Loan, 9.856%, maturing May 05, 2014			1,009,582
		Charter Communications Operating, LLC	B1	B+
	55,250,000	Term Loan, 7.320%, maturing April 28, 2013			55,330,554
		CSC Holdings, Inc.	Ba2	BB
	34,254,000	Term Loan, 7.070%, maturing March 29, 2013			34,356,043
		Insight Midwest Holdings, LLC	Ba3	BB-
	14,500,000	Term Loan, 7.350%, maturing April 06, 2014			14,611,012
		Knology, Inc.	B2	B
	3,000,000	Term Loan, 7.590%, maturing June 30, 2012			3,016,875
		Mediacom Broadband, LLC	Ba3	BB-
	3,701,250	Term Loan, 6.855%, maturing September 30, 2012			3,690,069
	15,602,895	Term Loan, 7.104%, maturing January 31, 2015			15,628,499
		Mediacom LLC Group	Ba3	BB-
	8,536,938	Term Loan, 7.100%, maturing January 31, 2015			8,562,284
		Nextmedia Operating, Inc.	B1	B
	4,699,496	Term Loan, 7.320%, maturing November 15, 2012			4,703,608
	2,088,665	Term Loan, 7.320%, maturing November 15, 2012			2,090,493
		Quebecor Media, Inc.	B1	B
	3,950,000	Term Loan, 7.356%, maturing January 17, 2013			3,986,210
		San Juan Cable, LLC	B1	B+
	3,952,498	Term Loan, 7.348%, maturing October 31, 2012			3,964,233
		Univision Communications, Inc.	Ba3	B
	24,639,500	Term Loan, 7.605%, maturing September 29, 2014			24,635,952
		Univision Communications, Inc.	B3	CCC+
	2,850,000	Term Loan, 7.820%, maturing March 29, 2009			2,854,631
		US Cable of Coastal-Texas, L.P.	B2	B-
	2,500,000	Term Loan, 8.093%, maturing April 16, 2014			2,521,875
		Wideopenwest Finance, LLC	B1	B
	3,500,000	Term Loan, 7.604%, maturing May 01, 2013			3,514,584
		Wideopenwest Finance, LLC	Caa1	CCC+
	625,000	Term Loan, 10.360%, maturing May 01, 2014			635,547
					238,800,542
Oil & Gas: 5.6%
		Aibel, Ltd.	NR	NR
EUR	333,333	Term Loan, 6.358%, maturing April 30, 2015			452,952
EUR	333,333	Term Loan, 6.858%, maturing April 30, 2016			455,194
		Alon USA	B1	BB-
	$220,556	Term Loan, 7.605%, maturing June 22, 2013			222,141
	1,764,444	Term Loan, 7.605%, maturing June 22, 2013			1,777,127
		Coffeyville Resources, LLC	B2	B+
	1,203,165	Term Loan, 8.349%, maturing December 29, 2010			1,219,207
	2,204,501	Term Loan, 8.350%, maturing December 28, 2013			2,233,894
		CR Gas Storage	Ba3	BB-
	937,709	Term Loan, 7.070%, maturing May 13, 2011			940,639
	882,179	Term Loan, 7.090%, maturing May 12, 2013			885,763
	5,088,419	Term Loan, 7.090%, maturing May 12, 2013			5,109,093
	597,579	Term Loan, 7.110%, maturing May 12, 2013			599,447
		El Paso Corporation	Ba1	BB
	6,250,000	Term Loan, 7.220%, maturing August 01, 2011			6,288,088

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value
Oil & Gas (continued)
			Energy Transfer Company, L.P.	Ba2	NR
	13,750,000		Term Loan, 7.106%, maturing February 08, 2012			$13,850,664
			Helix Energy Solutions Group, Inc.	B1	BB
	7,741,150		Term Loan, 7.330%, maturing July 01, 2013			7,779,855
			IFM Holdco	Ba3	BBB-
	500,000		Term Loan, 7.360%, maturing February 27, 2012			505,625
			J. Ray Mcdermott, S.A.	Ba3	BB
	3,000,000		Term Loan, 7.750%, maturing June 06, 2012			3,030,000
			Key Energy	NR	NR
	4,443,750		Term Loan, 7.854%, maturing June 30, 2012			4,472,914
			Kinder Morgan, Inc.	Ba2	BB-
	3,700,000	(3)	Term Loan, maturing may 08, 2014			3,722,548
			McJunkin Corporation	B2	B+
	3,990,000		Term Loan, 7.600%, maturing January 31, 2013			4,020,547
			MEG Energy	Ba3	BB
	4,158,000		Term Loan, 7.350%, maturing April 03, 2013			4,195,684
			Opti Canada, Inc.	Ba3	BB+
	4,500,000		Term Loan, 7.354%, maturing May 17, 2013			4,534,875
			Pine Prairie Energy Center	B1	B+
	795,455		Term Loan, 7.830%, maturing December 31, 2013			801,420
			Semcrude, L.P.	Ba2	NR
	5,171,385		Term Loan, 7.570%, maturing March 16, 2011			5,200,474
	3,575,928		Term Loan, 7.594%, maturing March 16, 2011			3,596,043
			SG Resources Mississippi, LLC	B1	BB-
	3,200,000		Term Loan, 7.195%, maturing March 31, 2014			3,216,000
			Targa Resources, Inc.	B1	B+
	5,275,758		Term Loan, 7.239%, maturing October 31, 2012			5,319,035
	16,211,258		Term Loan, 7.356%, maturing October 31, 2012			16,344,239
			Venoco, Inc.	Caa1	B-
	3,000,000		Term Loan, 9.320%, maturing May 01, 2011			3,030,000
			Volnay Acquisition Co. I	Ba2	BB-
	3,192,000		Term Loan, 7.350%, maturing January 12, 2014			3,224,584
			Vulcan Energy Corporation	Ba2	BB
	5,419,383		Term Loan, 6.860%, maturing August 12, 2011			5,431,240
			W&T Offshore, Inc.	B1	B+
	5,100,000		Term Loan, 7.600%, maturing May 26, 2010			5,142,498
			Western Refining, Inc.	B1	BB-
	5,625,000	(3)	Term Loan, maturing February 28, 2014			5,653,125
						123,254,915
Other Broadcasting and Entertainment: 0.7%
			Deluxe Entertainment Services Group, Inc.	B1	B
	137,795		Term Loan, 5.260%, maturing May 14, 2013			138,570
	275,591		Term Loan, 7.610%, maturing May 14, 2013			277,141
	3,086,614		Term Loan, 7.610%, maturing May 14, 2013			3,103,976
			DirecTV Holdings, LLC	Baa3	BB+
	5,919,497		Term Loan, 6.820%, maturing April 13, 2013			5,947,076
			VNU, Inc.	Ba3	B+
	6,955,000		Term Loan, 7.607%, maturing August 09, 2013			7,021,838
						16,488,601
Other Telecommunications: 2.4%
			Asurion Corporation	B1	B
	6,312,165		Term Loan, 8.320%, maturing July 13, 2012			6,359,506
			Asurion Corporation	B3	CCC+
	500,000		Term Loan, 11.570%, maturing January 13, 2013			507,500
			BCM Ireland Holdings, Ltd. (Eircom)	Ba3	B+
EUR	2,083,333		Term Loan, 6.403%, maturing September 30, 2014			2,810,363
EUR	2,083,333		Term Loan, 6.778%, maturing September 30, 2015			2,835,928

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Other Telecommunications (continued)
		Cavalier Telephone	B2	B-
$4,189,500		Term Loan, 10.070%, maturing December 31, 2012			$4,249,724
		Consolidated Communications	Ba3	BB-
2,440,381		Term Loan, 7.093%, maturing October 14, 2011			2,451,821
		Fairpoint Communications, Inc.	B1	BB-
2,500,000		Term Loan, 7.125%, maturing February 08, 2012			2,509,375
		Gabriel Communications	B2	B-
500,000	(3)	Term Loan, maturing May 12, 2012			505,625
		Iowa Telecommunications Services, Inc.	Ba3	BB-
5,000,000		Term Loan, 7.098%, maturing November 23, 2011			5,032,815
		Kentucky Data Link, Inc.	B1	B
3,158,750		Term Loan, 7.570%, maturing February 26, 2014			3,174,544
		One Communications	B1	B
3,000,000		Term Loan, 8.875%, maturing March 31, 2013			3,048,750
		PAETEC Holdings	B2	B
1,250,000		Term Loan, 8.820%, maturing February 28, 2013			1,266,927
		Qwest Communications Int’l, Inc.	Ba1	BB+
11,000,000		Floating Rate Note, 8.860%, maturing February 15, 2009			11,137,500
		Time Warner Telecom Holdings, Inc.	Ba2	B
3,211,950		Term Loan, 7.320%, maturing January 07, 2013			3,236,040
		U.S. Telepacific Corp.	B1	B-
995,001		Term Loan, 9.349%, maturing August 04, 2011			1,009,926
		U.S. Telepacific Corp.	NR	NR
500,000		Term Loan, 13.598%, maturing August 04, 2012			511,875
		Windstream Corporation	Baa3	BBB-
2,053,571		Term Loan, 6.850%, maturing July 17, 2013			2,068,790
					52,717,009
Personal & Nondurable Consumer Products: 3.0%
		Advantage Sales And Marketing	B2	B-
3,836,787		Term Loan, 7.357%, maturing March 29, 2013			3,847,177
		Bushnell Performance Optics	B1	B+
1,724,390		Term Loan, 8.320%, maturing August 19, 2011			1,733,731
		Chattem, Inc.	NR	BB-
573,333		Term Loan, 7.110%, maturing January 02, 2013			576,917
		Fender Musical Instruments Corp.	B2	B
1,410,186		Term Loan, 8.070%, maturing March 30, 2012			1,431,339
		Fender Musical Instruments Corp.	Caa1	B-
2,500,000		Term Loan, 11.320%, maturing September 30, 2012			2,562,500
		Gibson Guitar Corp.	Ba3	B
748,125		Term Loan, 7.840%, maturing December 29, 2013			757,477
		Huish Detergents, Inc.	B1	B
3,300,000		Term Loan, 7.320%, maturing April 26, 2014			3,309,283
		Information Resources, Inc.	Ba2	B+
500,000		Term Loan, 7.106%, maturing may 09, 2014			502,813
		Jarden Corporation	Ba2	B+
1,193,392		Term Loan, 7.100%, maturing January 24, 2012			1,198,115
12,387,155		Term Loan, 7.100%, maturing January 24, 2012			12,433,606
		KIK Custom Products, Inc.	B1	B-
500,000	(3)	Term Loan, maturing May 23, 2014			503,125
		Mega Bloks, Inc.	Ba2	B+
982,500		Term Loan, 7.125%, maturing July 26, 2012			979,123
		Natural Products Group, LLC	B1	B+
2,102,655		Term Loan, 7.602%, maturing March 08, 2014			2,014,169

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
		Norwood Promotional Products	NR	NR
15,880,372	(2)	Term Loan, 6.000%, maturing August 17, 2011			$14,887,849
2,734,191		Revolver, 7.518%, maturing December 31, 2008			2,747,862
619,941		Term Loan, 11.625%, maturing August 17, 2009			640,089
1,090,736		Term Loan, 24.375%, maturing August 17, 2011			1,183,449
		Spectrum Brands, Inc.	B2	CCC+
56,383		Term Loan, 5.170%, maturing March 30, 2013			57,159
202,980		Term Loan, 9.320%, maturing March 30, 2013			203,868
1,140,636		Term Loan, 9.342%, maturing March 30, 2013			1,156,320
		Totes Isotoner Corporation	B2	B
415,625		Term Loan, 7.838%, maturing January 31, 2013			418,872
		Tupperware	Ba1	BB
8,474,227		Term Loan, 6.840%, maturing December 05, 2012			8,485,260
		Yankee Candle Company, Inc.	Ba3	B+
5,000,000		Term Loan, 7.350%, maturing February 06, 2014			5,032,290
					66,662,393
Personal, Food & Miscellaneous: 2.2%
		Acosta, Inc.	B1	B-
4,466,250		Term Loan, 7.570%, maturing July 28, 2013			4,505,330
		Allied Security Holdings, LLC	Ba3	B
490,909		Term Loan, 8.350%, maturing June 30, 2010			496,432
		Arbys Restaurant Group, Inc.	Ba3	B+
6,450,551		Term Loan, 7.603%, maturing July 25, 2012			6,500,949
		CBRL Group, Inc.	Ba2	BB
1,007,814		Term Loan, 6.860%, maturing April 27, 2013			1,010,754
		Coinmach Corporation	B2	B
7,960,152		Term Loan, 7.875%, maturing December 19, 2012			8,023,586
		Coinstar, Inc.	Ba2	BB
2,424,150		Term Loan, 7.350%, maturing July 07, 2011			2,437,785
		Culligan International Company	Ba2	B
1,500,000	(3)	Term Loan, maturing November 03, 2012			1,500,000
		Dennys, Inc.	Ba2	B+
1,540,898		Term Loan, 7.355%, maturing March 31, 2012			1,555,826
866,667		Term Loan, 7.377%, maturing March 31, 2012			875,063
		Krispy Kreme Doughnut Corporation	NR	NR
684,791		Term Loan, 8.360%, maturing February 15, 2014			691,960
		MD Beauty, Inc.	B1	B
2,957,350		Term Loan, 7.820%, maturing February 18, 2012			2,983,227
		N.E.W. Customer Services Companies, Inc.	Ba3	B
2,500,000	(3)	Term Loan, maturing August 18, 2013			2,503,125
		NPC International	Ba3	B+
1,250,000		Term Loan, 7.093%, maturing May 03, 2013			1,252,735
		OSI Restaurant Partners, Inc.	Ba3	BB-
271,930	(3)	Term Loan, maturing May 09, 2014			274,071
2,728,195	(3)	Term Loan, maturing May 09, 2014			2,749,680
		QCE, LLC	B2	B
3,738,417		Term Loan, 7.598%, maturing May 05, 2013			3,762,716
		Reddy Ice Group, Inc.	Ba3	B+
3,000,000		Term Loan, 7.105%, maturing August 09, 2012			3,009,375
		Sagittarius Brands, Inc.	Ba3	B
1,485,000		Term Loan, 7.600%, maturing March 29, 2013			1,491,962
		Sbarro, Inc.	Ba3	B
500,000		Term Loan, 7.848%, maturing January 31, 2014			505,521
		Seminole Hard Rock Entertainment	B1	BB
1,000,000		Floating Rate Note, 7.848%, maturing March 15, 2014			1,025,000

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous (continued)
			U.S. Security Holdings, Inc.	B1	B
	618,750		Term Loan, 7.870%, maturing May 08, 2013			$624,938
						47,780,035
Printing & Publishing: 6.9%
			American Achievement Corporation	Ba2	B+
	1,213,896		Term Loan, 7.715%, maturing March 25, 2011			1,223,759
			American Reprographics Company	Ba2	BB
	4,436,839		Term Loan, 7.109%, maturing June 18, 2009			4,441,001
			Ascend Media Holdings, LLC	B3	B
	1,546,786		Term Loan, 8.850%, maturing January 31, 2012			1,469,446
			Black Press, Ltd.	Ba3	B+
	749,889		Term Loan, 7.360%, maturing August 02, 2013			755,748
	1,235,111		Term Loan, 7.360%, maturing August 02, 2013			1,244,761
			Caribe Information Investments, Inc.	B1	B
	2,737,742		Term Loan, 7.609%, maturing March 31, 2013			2,744,586
			Cenveo Corporation	Ba3	B+
	79,103		Term Loan, 7.100%, maturing June 21, 2013			79,289
	2,373,103		Term Loan, 7.100%, maturing June 21, 2013			2,378,666
			Dex Media East, LLC	Ba1	BB
	4,500,625		Term Loan, 6.847%, maturing May 08, 2009			4,505,738
			Dex Media West, LLC	Ba1	BB
	433,987		Term Loan, 6.599%, maturing September 09, 2009			433,475
	5,827,752		Term Loan, 6.847%, maturing March 09, 2010			5,841,593
	3,555,702		Term Loan, 6.859%, maturing March 09, 2010			3,564,147
			Hanley Wood, LLC	B2	B
	2,729,335		Term Loan, 7.597%, maturing August 01, 2012			2,720,806
			Idearc, Inc.	Ba2	BB+
	30,523,500		Term Loan, 7.350%, maturing November 17, 2014			30,782,034
			Intermedia Outdoor, Inc.	NR	NR
	1,995,000		Term Loan, 8.350%, maturing January 31, 2013			2,011,834
			Jostens IH Corp.	Ba2	B+
	7,458,046		Term Loan, 7.330%, maturing December 21, 2011			7,505,434
			Medianews Group	Ba2	BB-
	992,500		Term Loan, 7.090%, maturing August 02, 2013			994,361
			Medimedia USA, Inc.	Ba3	B+
	1,243,750		Term Loan, 7.583%, maturing October 05, 2013			1,250,487
			Merrill Communications, LLC	Ba3	B+
	5,852,326		Term Loan, 7.583%, maturing May 15, 2011			5,884,332
			PagesJaunes Groupe SA	NR	NR
EUR	1,100,000		Term Loan, 5.635%, maturing February 28, 2014			1,493,689
			PagesJaunes Groupe SA	NR	NR
EUR	825,000		Term Loan, 6.135%, maturing February 28, 2014			1,127,292
EUR	825,000		Term Loan, 6.635%, maturing February 28, 2014			1,132,842
			PBL Media	B1	NR
AUD	24,869,635	(3)	Term Loan, maturing May 01, 2013			20,438,844
			Primedia, Inc.	NR	B
	$6,070,850		Term Loan, 7.570%, maturing September 30, 2013			6,072,113
			Prism Business Media Holdings/ Penton Media, Inc.	B1	B+
	2,200,000		Term Loan, 7.605%, maturing February 01, 2013			2,213,407
			R.H. Donnelley Corporation	Ba1	BB
	1,547,649		Term Loan, 6.585%, maturing December 31, 2009			1,547,569
	3,455,808		Term Loan, 6.850%, maturing June 30, 2011			3,461,569
	10,546,324		Term Loan, 6.851%, maturing June 30, 2011			10,579,281
			Readers Digest	B1	B
EUR	757,232		Term Loan, 6.013%, maturing March 02, 2014			1,022,600
	$4,375,000		Term Loan, 7.339%, maturing March 02, 2014			4,389,354
			Source Media, Inc.	B1	B
	3,792,448		Term Loan, 7.600%, maturing November 08, 2011			3,832,743

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			Thomas Nelson Publishers	B1	B
	2,315,833		Term Loan, 7.586%, maturing June 12, 2012			$2,324,518
			Tribune Company	Ba2	BB-
	4,000,000	(3)	Term Loan, maturing May 30, 2014			4,002,856
			Valassis Communications, Inc.	Ba2	BB-
	1,130,000		Term Loan, 7.100%, maturing March 02, 2014			1,129,011
			Wenner Media, LLC	Ba3	BB-
	859,500		Term Loan, 7.100%, maturing October 02, 2013			863,798
			Yell Group, PLC	Ba3	BB-
EUR	2,000,000		Term Loan, 5.992%, maturing February 27, 2013			2,723,444
	$2,000,000		Term Loan, 7.320%, maturing February 10, 2013			2,014,562
						150,200,989
Radio and TV Broadcasting: 1.9%
			Block Communications, Inc.	Ba1	BB-
	1,234,375		Term Loan, 7.350%, maturing December 22, 2011			1,236,690
			CMP KC, LLC	Caa1	CCC+
	2,060,494		Term Loan, 9.375%, maturing May 03, 2011			2,073,372
			CMP Susquehanna Corporation	Ba3	B-
	7,462,929		Term Loan, 7.350%, maturing May 05, 2013			7,517,348
			Cumulus Media, Inc.	Ba3	NR
	2,855,400		Term Loan, 7.358%, maturing June 07, 2013			2,868,912
			Emmis Communication	B1	B
	1,250,000		Term Loan, 7.350%, maturing November 01, 2013			1,260,235
			Local TV Finance, LLC	Ba3	B
	1,900,000		Term Loan, 7.360%, maturing May 07, 2013			1,911,579
			Montecito Broadcast Group, LLC	B1	B
	1,975,000		Term Loan, 7.827%, maturing January 27, 2013			1,989,196
			Nexstar Broadcasting Group	Ba3	B
	4,539,803		Term Loan, 7.100%, maturing October 01, 2012			4,536,961
	4,791,817		Term Loan, 7.100%, maturing October 01, 2012			4,788,817
			Paxson Communications	B1	CCC+
	6,500,000		Term Loan, 8.606%, maturing January 15, 2012			6,654,375
			Regent Communications	B1	B
	2,244,375		Term Loan, 7.600%, maturing November 21, 2013			2,258,402
			Spanish Broadcasting Systems	B1	B-
	4,408,772		Term Loan, 7.100%, maturing June 11, 2012			4,415,663
						41,511,550
Retail Stores: 4.6%
			Burlington Coat Factory	B2	B
	4,860,000		Term Loan, 7.610%, maturing May 28, 2013			4,855,952
			Claires Stores, Inc.	B1	B
	3,500,000	(3)	Term Loan, maturing May 29, 2014			3,489,063
			Dollarama Group L.P	Ba1	B+
	5,376,937		Term Loan, 7.355%, maturing November 18, 2011			5,420,625
			General Nutrition Centers, Inc.	B1	B-
	4,800,000		Term Loan, 7.600%, maturing September 16, 2013			4,801,200
			Harbor Freight Tools USA, Inc.	B1	B+
	8,111,817		Term Loan, 7.570%, maturing July 15, 2010			8,186,179
			Jean Coutu Group Inc.	NR	NR
	3,802,161		Term Loan, 9.750%, maturing July 30, 2011			3,810,020
			Mapco Express, Inc.	B2	B+
	2,222,928		Term Loan, 8.090%, maturing April 28, 2011			2,236,821
			Mattress Firm	B1	B
	1,000,000		Term Loan, 7.622%, maturing January 18, 2014			1,003,750
			Michaels Stores, Inc.	B2	B-
	13,750,000		Term Loan, 7.625%, maturing October 31, 2013			13,825,130

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Retail Stores (continued)
		Nebraska Book Company, Inc.	Ba2	B-
	3,367,807	Term Loan, 7.830%, maturing March 04, 2011			$3,388,856
		Neiman Marcus Group, Inc.	Ba3	B+
	20,388,523	Term Loan, 7.346%, maturing April 06, 2013			20,572,489
		Oriental Trading Company, Inc.	B1	B
	2,481,250	Term Loan, 7.610%, maturing July 31, 2013			2,485,128
		Pep Boys	Ba3	B+
	495,013	Term Loan, 7.360%, maturing January 27, 2011			498,725
		Petco Animal Supplies, Inc.	Ba3	B
	5,112,188	Term Loan, 7.853%, maturing October 26, 2013			5,163,764
		Phones 4U Group Limited	NR	NR
GBP	2,500,000	Term Loan, 8.132%, maturing September 22, 2014			4,944,842
GBP	2,500,000	Term Loan, 8.632%, maturing September 22, 2015			4,967,563
		Sally Holding, LLC	B2	B+
	$3,731,250	Term Loan, 7.860%, maturing November 16, 2013			3,766,230
		Samsonite Corporation	Ba3	BB-
	1,995,000	Term Loan, 7.600%, maturing December 30, 2013			2,011,209
		Sports Authority	B2	B
	2,977,500	Term Loan, 7.600%, maturing May 03, 2013			2,984,015
		Tire Rack, Inc.	B1	BB-
	807,972	Term Loan, 7.100%, maturing June 24, 2012			811,002
		Toys “R” Us, Inc.	Ba3	B
	1,375,000	Term Loan, 9.610%, maturing July 19, 2012			1,407,399
					100,629,962
Satellite: 0.5%
		Intelsat (Bermuda), Ltd.	B2	B
	3,200,000	Term Loan, 7.855%, maturing February 01, 2014			3,216,573
		Intelsat Corporation	Ba2	BB
	4,226,880	Term Loan, 7.349%, maturing January 03, 2012			4,265,716
		Intelsat Subsidiary Holding Company, Ltd.	Ba2	BB+
	2,922,813	Term Loan, 7.349%, maturing July 07, 2013			2,950,214
					10,432,503
Telecommunications Equipment: 0.3%
		Sorenson Communications, Inc.	B1	B
	5,199,374	Term Loan, 7.860%, maturing August 16, 2013			5,212,373
		Syniverse Technologies, Inc.	Ba1	BB-
	1,220,664	Term Loan, 7.100%, maturing February 15, 2012			1,222,953
					6,435,326
Textiles & Leather: 0.7%
		Hanesbrands, Inc.	Ba2	BB-
	2,315,179	Term Loan, 7.105%, maturing September 05, 2013			2,331,095
		Hanesbrands, Inc.	B1	B-
	1,000,000	Term Loan, 9.105%, maturing March 05, 2014			1,025,781
		Iconix Brand Group, Inc.	B1	B+
	2,550,000	Term Loan, 7.600%, maturing May 02, 2013			2,572,312
		Polymer Group, Inc.	B1	BB-
	6,418,750	Term Loan, 7.590%, maturing November 22, 2012			6,438,809
		St. John Knits International, Inc.	B1	B+
	509,247	Term Loan, 8.350%, maturing March 21, 2012			513,066
		Targus Group, Inc.	B2	B
	1,958,652	Term Loan, 8.870%, maturing November 22, 2012			1,950,696
					14,831,759
Utilities: 6.3%
		Astoria Generating Company Acquisitions, LLC	B1	BB-
	3,192,712	Term Loan, 7.340%, maturing February 23, 2013			3,215,061
		AWG, PLC	NR	NR
GBP	1,000,000	Term Loan, 8.211%, maturing March 31, 2012			2,003,157

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Utilities (continued)
		Babcock & Wilcox Company	Ba2	BB+
$2,500,000		Term Loan, 5.250%, maturing February 22, 2012			$2,518,750
		Boston Generating, LLC	B1	B+
1,448,276		Term Loan, 5.225%, maturing December 20, 2013			1,459,742
965,517		Revolver, 7.475%, maturing December 20, 2013			973,161
3,826,616		Term Loan, 7.600%, maturing December 20, 2013			3,856,912
		Boston Generating, LLC	B3	B-
750,000		Term Loan, 9.600%, maturing June 20, 2014			769,804
	(1)	Calpine Corp.	B1	BB-
18,400,000		Debtor In Possession Term Loan, 7.590%, maturing March 29, 2009			18,509,333
		Cellnet Technology, Inc.	Ba2	NR
1,549,545		Term Loan, 7.340%, maturing July 22, 2011			1,559,876
		Cellnet Technology, Inc.	B2	NR
333,333		Term Loan, 9.620%, maturing October 22, 2011			337,639
		Coleto Creek WLE, LP	B1	B+
764,331		Term Loan, 8.000%, maturing June 28, 2013			768,153
5,320,464		Term Loan, 8.100%, maturing June 28, 2013			5,347,066
		HCP Acquisition Inc.	B1	B-
997,500		Term Loan, 7.600%, maturing February 13, 2014			1,002,487
		HCP Acquisition, Inc.	NR	CCC
2,000,000		Term Loan, 9.610%, maturing February 13, 2015			2,015,000
		Infrastrux Group, Inc.	B2	B+
5,124,250		Term Loan, 8.570%, maturing November 03, 2012			5,137,061
		KGEN, LLC	Ba3	BB-
937,500		Term Loan, 7.125%, maturing February 05, 2014			940,430
1,558,594		Term Loan, 7.125%, maturing February 05, 2014			1,563,464
		La Paloma Generating Company, LLC	NR	BB-
437,158		Term Loan, 7.070%, maturing August 16, 2012			436,521
1,310,036		Term Loan, 7.100%, maturing August 16, 2012			1,308,126
104,335		Term Loan, 7.100%, maturing August 16, 2012			104,183
		Longview Power, LLC	Ba3	BB-
333,333		Term Loan, 7.600%, maturing February 28, 2014			335,938
1,000,000		Term Loan, 7.610%, maturing February 28, 2014			1,007,813
		MACH Gen, LLC	B2	B
453,125		Term Loan, 7.350%, maturing February 21, 2013			453,621
4,369,258		Term Loan, 7.360%, maturing February 21, 2014			4,372,535
		NE Energy, Inc.	B1	B+
792,683		Term Loan, 7.850%, maturing November 01, 2013			800,610
1,907,317		Term Loan, 7.850%, maturing November 01, 2013			1,926,390
		NE Energy, Inc.	B3	B-
1,675,000		Term Loan, 9.850%, maturing May 01, 2014			1,700,823
		NRG Energy, Inc.	NR	NR
7,924,731		Term Loan, 7.350%, maturing February 01, 2013			7,946,794
26,343,357		Term Loan, 7.350%, maturing February 01, 2013			26,415,537
		NSG Holdings, LLC	Ba2	BB
244,898		Term Loan, 6.860%, maturing June 15, 2014			245,204
2,155,102		Term Loan, 6.860%, maturing June 15, 2014			2,157,796
		Riverside Energy Center, LLC	B1	B
2,840,056		Term Loan, 9.590%, maturing June 24, 2011			2,907,507
4,460,586		Term Loan, 9.590%, maturing June 24, 2011			4,566,525
358,897		Term Loan, 9.705%, maturing June 24, 2010			367,421
		Thermal North America, Inc.	B1	BB-
4,000,000		Term Loan, 8.100%, maturing October 24, 2008			4,035,000
		TPF Generation Holdings, LLC	Ba3	B+
6,052,787		Term Loan, 7.350%, maturing December 15, 2013			6,098,183
1,415,762		Revolver, 7.370%, maturing December 15, 2011			1,426,380
1,916,282		Term Loan, 7.370%, maturing December 15, 2013			1,930,654
		TPF Generation Holdings, LLC	B3	B-
2,000,000		Term Loan, 9.600%, maturing December 15, 2014			2,042,084

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings† (unaudited)
PRINCIPAL AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Utilities (continued)
		Viridian Group, PLC	NR	NR
EUR	1,310,694	Term Loan, 7.729%, maturing March 31, 2013			$1,781,778
GBP	1,320,000	Term Loan, 9.419%, maturing March 31, 2013			2,639,501
		Wolf Hollow I, L.P.	B1	BB-
	$817,308	Term Loan, 7.570%, maturing June 22, 2012			805,048
	3,400,000	Term Loan, 7.570%, maturing June 22, 2012			3,349,000
	4,019,732	Term Loan, 7.600%, maturing June 22, 2012			3,959,436
					137,097,504
		Total Senior Loans (Cost $2,355,743,939)			2,378,951,601

OTHER CORPORATE DEBT: 0.2%

Automobile: 0.2%
		Avis Budget Car Rental	Ba1	BB-
	750,000	Floating Rate Note, 7.860%, maturing May 15, 2014			776,250
		Navistar International Corporation	NR	NR
	3,300,000	Unsecured Term Loan, 8.610%, maturing January 19, 2012			3,351,219
		Total Other Corporate Debt (Cost $4,050,000)			4,127,469

EQUITIES AND OTHER ASSETS: 0.0%

	Description		Market Value

(@), (R)	Decision One Corporation (463,664 Common Shares)		$38,587
(@), (R)	Neoplan USA Corporation (1,627 Common Shares)		—
(@), (R)	Neoplan USA Corporation (170 Series B Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (102 Series C Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (331 Series D Preferred Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (80,087 Common Shares)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		506,750
	Total for Equities and Other Assets (Cost $676,388)		545,337

	Total Investments (Cost $2,360,470,327)**	108.8%	$2,383,624,407
	Other Assets and Liabilities - Net	(8.8)	(192,477,888)
	Net Assets	100.0%	$2,191,146,519

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa by considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor

**	For Federal Income Tax purposes cost of investments is $2,360,969,859.
Net unrealized appreciation consists of the following:

	Gross Unrealized Appreciation	$24,454,018
	Gross Unrealized Depreciation	(1,799,470)
	Net Unrealized Appreciation	$22,654,548

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2007 (Unaudited) (continued)

At May 31, 2007 the following forward foreign currency contracts were outstanding for ING Senior Income Fund :

		Settlement	In Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Appreciation/(Depreciation)

Euro
EUR 37,900,000	Sell	07/16/07	$50,936,399	$51,075,207	$(138,808)

Euro
EUR 22,740,000	Sell	08/15/07	31,085,084	30,674,834	410,250

Euro
EUR 15,160,000	Sell	09/14/07	20,482,828	20,482,828	—

British Pound Sterling
GBP 11,150,000	Sell	07/16/07	21,902,813	22,064,535	(161,722)

British Pound Sterling
GBP 6,690,000	Sell	08/15/07	13,337,500	13,234,166	103,334

British Pound Sterling
GBP 4,460,000	Sell	09/14/07	8,814,967	8,814,967	—

Sweden Kronor
SEK 23,595,000	Sell	07/16/07	3,471,334	3,418,126	53,208

Sweden Kronor
SEK 14,157,000	Sell	08/15/07	2,119,365	2,053,777	65,588

Sweden Kronor
SEK 9,438,000	Sell	09/14/07	1,374,660	1,374,660	—
			$153,524,950	$153,193,100	$331,850

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2007